Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

12. INCOME TAXES

As of June 30, 2025 and December 31, 2024, the Company had federal net operating loss carryforwards of approximately $65,000,000 and $62,400,000, respectively, of which approximately $13,000,000 expires at various periods through 2037 and approximately $52,000,000  can be carried forward indefinitely. As of June 30, 2025 and December 31, 2024, the Company had state net operating loss carryforwards of approximately $36,900,000 and $36,100,000, respectively, that expire at various periods through 2045, respectively. At June 30, 2025 and December 31, 2024, the Company had federal and state tax credits of approximately $2,155,000 available for future periods that expire at various periods through 2045. The Company has recorded a full valuation allowance against net deferred income tax assets due to a history of losses generated since inception.

Due to changes in ownership provisions of the Internal Revenue Code, the availability of the Company’s NOL carryforwards may be subject to annual limitations under Section 382 of the Internal Revenue Code against taxable income in the future period, which could substantially limit the eventual utilization of such carryforwards.

12.	INCOME TAXES

There was no provision for income taxes for the years ended December 31, 2024 and 2023 due to the Company’s operating losses and a full valuation allowance on deferred tax assets.

The Company completed research and development studies covering all tax years currently under the applicable statute of limitations.

Significant components of the Company’s deferred tax assets and liabilities as of December 31 are as follows:

	2024	2023
Deferred tax assets:
Operating loss carryforwards	$15,387,300	$12,630,800
Research and development tax credit	2,155,100	2,058,300
Other	868,700	749,000
Total deferred tax assets	18,411,100	15,438,100
Deferred tax liability:
Other	(80,500)	(52,400)
Intangibles	(124,800)	(224,500)
Total deferred tax liabilities	(205,300)	(276,900)
Net deferred tax assets before valuation allowance	18,205,800	15,161,200
Valuation allowance	(18,205,800)	(15,161,200)
Net deferred tax asset	$—	$—

The Company has provided a valuation allowance against the deferred tax assets as it has incurred significant losses since its inception. Management currently believes that it is more likely than not that the deferred tax assets will not be realized in the future. The change in the valuation allowance during 2024 was an increase of $3,044,600.

At December 31, 2024, the Company had federal net operating loss (“NOL”) carryforwards of approximately $62,400,000 of which approximately $13,000,000 expire at various periods through 2037 and approximately $49,400,000 can be carried forward indefinitely. The Company also had state NOL carryforwards of approximately $36,100,000 that expire at various periods through 2044. At December 31, 2024, the Company had federal and state tax credits of approximately $2,155,100 available for future periods that expire at various periods through 2044. Due to changes in ownership provisions of the Internal Revenue Code, the availability of the Company’s NOL carryforwards may be subject to annual limitations under Section 382 of the Internal Revenue Code against taxable income in the future period, which could substantially limit the eventual utilization of such carryforwards.

The Company applies the standards on uncertainty in income taxes. The Company did not have any significant unrecognized tax benefits during the year ended December 31, 2024. The Company’s U.S. federal operating losses have occurred since its inception and as such, tax years subject to potential tax examination could apply from that date because the utilization of net operating losses from prior years opens the relevant year to audit by the IRS and/or state taxing authorities.

The Company’s income tax provision was computed using the federal statutory rate and average state statutory rates, net of related federal benefit. The following represents a reconciliation of the statutory income tax rates to the effective rates at December 31:

	2024	2023
Reconciliation to statutory rates
Expected federal income taxes benefit at statutory rates	(21.0)%	(21.0)%
Expected state tax benefit at statutory rates, net of federal benefit	(6.4)	(6.4)
Change in valuation allowance	27.4	27.4
Income tax expense (benefit)	—%	—%